Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42808
Entity Registrant Name	Anfield Energy Inc.
Entity Central Index Key	0001519469
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2005-4390 Grange Street
Entity Address, Address Line Two	Burnaby
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5H 1P6
City Area Code	604
Local Phone Number	669-5762
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	AEC
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of Anfield Energy Inc. (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of comprehensive loss, changes in equity and cash flows, for the years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and its financial performance and its cash flows for the years then ended, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.
Auditor Name	DMCL LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1173
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates